Goodwill - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of information for cash-generating units [line items]
Addition to goodwill	$ 0	$ 34,296
Discount rate	0.50%
Goodwill impairment	$ 22,507	91,685
Goodwill	187,502	$ 210,009	$ 267,398
After tax discount rate estimated fair value	$ 5,000
Growth rate	10.00%
Estimated fair value	$ 20,000
Sangoma CGU
Disclosure of information for cash-generating units [line items]
Period of cash flow projections	4 years
Discount rate	20.00%
Pre-tax discount rate	24.40%
Goodwill	$ 288,551
Recoverable amount	$ 266,044